CONCESSION ARRANGEMENTS RIGHTS - General information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Intangible assets	2,040,158	1,886,042	$ 1,623,670	$ 1,206,491
Assets	295,591,236	366,903,925
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	16,153,016	13,081,532	9,727,508	7,031,916
Intangible assets	13,242,706	11,098,116	9,187,564	$ 7,521,488
Assets	29,395,722	24,179,648
Impairment expense	1,220	3,050	$ 1,759
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	15,370,870	14,259,498
Financial assets at fair value through profit or loss, category [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	16,153,016	13,081,532
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	3,507,231	3,228,480
Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	235,373,468	290,172,863
Financial assets at amortised cost, category [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	$ 12,645,785	$ 9,853,052